Related Party Balance and Transactions	6 Months Ended
Sep. 30, 2025
Related Party Balance and Transactions [Abstract]
Related Party Balance and Transactions

13. Related Party Balance and Transactions

The following is a list of related parties which the Company has transactions with:

(a) Mr. Tse Shing Fung, a director of the Company.

(b) Mr. Tse Tsz Tun, a director of the Company.

a.  Due to related parties

As of September 30, 2025 and 2024 and March 31, 2025, the balances of amounts due to related parties were as follows:

	As of September 30, 2025	As of March 31, 2025
	USD	USD
	(unaudited)	(audited)
Due to related parties
Mr. Tse Shing Fung (a)	-	987,809
Mr. Tse Tsz Tun (b)	-	987,808
Total(1)	-	1,975,617

(1)	The balance represented the advances to the directors. The amount was unsecured, interest-free and repayable on demand.

Related party transactions

	For the six months ended September 30,
	2025	2024
	USD	USD
	(unaudited)	(unaudited)
Office rental to related parties
Parents of the Mr. Tse Shing Fung (a) and Mr. Tse Tsz Tun (b)	6,154	6,154
Total	6,154	6,154

Repayment to related parties
Mr. Tse Shing Fung (a)	987,807	574,470
Mr. Tse Tsz Tun (b)	987,807	574,470
Total	1,975,614	1,148,940